Investment Securities - Narrative (Details) $ in Thousands	Dec. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($)
Investments, Debt and Equity Securities [Abstract]
Number of securities consisted in portfolio | security	398
Number of securities in loss position | security	375
Aggregate fair value of securities in loss position	$ 195,944	$ 172,671
Loss position for 12 months or longer	144,583	155,243
Aggregate unrealized loss included in accumulated other comprehensive income (loss)	$ 31,032	$ 27,287